Risk management, derivative instruments and concentrations of risk - Cash flow hedges relating to interest rate swaps are included in total gains (losses) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Total gains (losses) on derivative instruments	$ 0	$ 516	$ 0	$ 1,692
Interest rate swap [Member]
Ineffective portion of cash flow hedge		(26)		(3)
Amortization of amount excluded from hedge effectiveness		756		2,336
Reclassification from accumulated other comprehensive income		(214)		(641)
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments		0		0
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments		$ 516		$ 1,692